FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, settlements	$ 19	$ 256	$ 275	$ 0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, period increase (decrease)	$ (11)